Average Annual Total Returns - FidelityInternationalDiscoveryK6Fund-PRO - FidelityInternationalDiscoveryK6Fund-PRO - Fidelity International Discovery K6 Fund	Dec. 30, 2024
Fidelity International Discovery K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.39%
Since Inception	5.94%	[1]
MS001
Average Annual Return:
Past 1 year	18.49%
Since Inception	6.66%

[1]	A From June 13, 2019 .